Financial income, net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Investment Income [Line Items]
Foreign currency translation loss	$ 9,453	$ 3,180	$ 3,434
Venezuela and Argentina [Member]
Net Investment Income [Line Items]
Foreign currency translation loss	$ 6,673